United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Ticker	FIBPX

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Italy	10.0%	—
Japan	8.2%	12.0%
Germany	8.0%	—
Spain	7.0%	—
Mexico	5.5%	—
Brazil	5.4%	—
United Kingdom	5.3%	5.8%
China	3.5%	-2.0%
Turkey	3.1%	—
France	2.5%	—
Russia	2.5%	—
Argentina	1.8%	—
Indonesia	1.5%	—
Netherlands	1.5%	—
Colombia	1.4%	—
United Arab Emirates	1.3%	—
Peru	1.2%	—
Kazakhstan	1.2%	—
Chile	1.1%	—
Sweden	1.0%	1.0%
India	1.0%	—
Kenya	1.0%	—
Venezuela	1.0%	—
Canada	1.0%	1.0%
Croatia	0.8%	—
Hungary	0.7%	—
Iraq	0.6%	—
Philippines	0.6%	—
Thailand	0.6%	—
Ghana	0.5%	—
Morocco	0.5%	—
Belgium	0.5%	—
Armenia	0.5%	—
Israel	0.5%	—
Paraguay	0.5%	—
Sri Lanka	0.5%	—
Australia	0.5%	3.0%
Denmark	0.5%	0.4%
Bahrain	0.4%	—
Bulgaria	0.4%	—
Ivory Coast	0.4%	—
Kuwait	0.4%	—
Malaysia	0.4%	—
South Africa	0.4%	—
El Salvador	0.4%	—
Angola	0.3%	—
Azerbaijan	0.3%	—
Dominican Republic	0.3%	—
Egypt	0.3%	—
Semi-Annual Shareholder Report

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Jamaica	0.3%	—
Pakistan	0.3%	—
Qatar	0.3%	—
Supranational	0.3%	—
Hong Kong	0.3%	—
Romania	0.3%	—
Ukraine	0.3%	—
Nigeria	0.2%	—
Panama	0.2%	—
Senegal	0.2%	—
Belarus	0.1%	—
Bolivia	0.1%	—
Honduras	0.1%	—
Mozambique	0.1%	—
Oman	0.1%	—
Serbia	0.1%	—
Costa Rica	0.1%	—
Georgia	0.1%	—
Tunisia	0.1%	—
Euro	—	21.2%
United States	—	51.0%
Taiwan	—	-1.0%
SUB-TOTAL	92.4%	92.4%
Cash Equivalents[5]	2.2%	2.2%
Derivative Contracts[6]	1.1%	1.1%
Other Assets and Liabilities—Net[7]	4.3%	4.3%
TOTAL	100.0%	100.0%
1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—45.5%
		Australian Dollar—0.4%
		Sovereign—0.4%
47,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$38,111
		British Pound—5.3%
		Sovereign—5.3%
164,000		United Kingdom, Government of, 1.75%, 9/7/2022	253,189
172,500		United Kingdom, Government of, 4.75%, 3/7/2020	306,808
		TOTAL	559,997
		Canadian Dollar—0.8%
		Sovereign—0.8%
107,000		Canada, Government of, Bond, 4.00%, 6/1/2016	89,200
		Danish Krone—0.4%
		Sovereign—0.4%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	46,068
		Euro—29.4%
		Brewing—1.5%
125,000		Heineken NV, Series EMTN, 2.875%, 8/4/2025	156,712
		Sovereign—27.9%
40,000		Belgium, Government of, 2.25%, 6/22/2023	49,755
240,000		Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 1.40%, 1/31/2020	270,814
255,000	[1,2]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.75%, 10/31/2024	302,409
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	122,558
390,000		Bundesrepublic Deutschland, Unsecd. Note, 0.50%, 2/15/2025	428,512
200,000		Buoni Poliennali Del Tes, 2.50%, 5/1/2019	235,468
34,000		Buoni Poliennali Del Tes, 3.75%, 5/1/2021	42,796
583,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	777,709
245,000		France, Government of, 0.50%, 5/25/2025	261,135
300,000		Germany, Government of, 1.75%, 2/15/2024	368,076
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	49,567
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	51,979
		TOTAL	3,117,490
		JAPANESE YEN—8.2%
		Sovereign—8.2%
20,750,000		Japan, Government of, 0.40%, 6/20/2015	167,217
20,400,000		Japan, Government of, 1.30%, 3/20/2021	175,489
7,000,000		Japan, Government of, 2.20%, 3/20/2026	66,629
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	269,064
20,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	190,469
		TOTAL	868,868
		Swedish Krona—1.0%
		Sovereign—1.0%
800,000		Sweden, Government of, 2.50%, 5/12/2025	110,263
		TOTAL BONDS (IDENTIFIED COST $5,343,149)	4,829,997
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—49.9%
148,062	[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $5,489,759)	$5,292,775
		TOTAL INVESTMENTS—95.4% (IDENTIFIED COST $10,832,908)[4]	10,122,772
		OTHER ASSETS AND LIABILITIES - NET—4.6%[5]	486,909
		TOTAL NET ASSETS—100%	$10,609,681
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/10/2015	Bank of America	275,000 EUR	37,208,793 JPY	$2,240
7/10/2015	Barclays	280,000 EUR	$312,113	$(4,421)
7/10/2015	Barclays	230,000 EUR	$258,237	$(5,490)
7/10/2015	Barclays	250,000 GBP	47,221,750 JPY	$1,312
7/10/2015	Barclays	100,000 GBP	$150,653	$2,142
7/10/2015	Barclays	$200,000	1,510,647 NOK	$5,827
7/10/2015	BNP Paribas	$150,000	1,819,727 ZAR	$1,184
7/10/2015	BNY Mellon	$275,000	366,355 SGD	$3,490
7/10/2015	JPMorgan	300,000 AUD	289,942 CAD	$(4,131)
7/10/2015	JPMorgan	270,000 CAD	26,637,886 JPY	$2,228
7/10/2015	JPMorgan	340,000 EUR	45,976,554 JPY	$2,988
7/10/2015	JPMorgan	320,000 EUR	43,458,614 JPY	$1,308
7/10/2015	JPMorgan	280,000 EUR	36,979,415 JPY	$9,584
7/10/2015	JPMorgan	185,000 EUR	1,740,767 SEK	$(1,025)
7/10/2015	JPMorgan	300,000 EUR	$341,059	$(11,389)
7/10/2015	JPMorgan	300,000 EUR	$342,042	$(12,372)
7/10/2015	JPMorgan	250,000 GBP	47,551,002 JPY	$(1,342)
7/10/2015	JPMorgan	200,000 GBP	37,234,658 JPY	$5,425
7/10/2015	JPMorgan	70,000 GBP	12,944,280 JPY	$2,607
7/10/2015	JPMorgan	200,000 GBP	$306,798	$(1,207)
7/10/2015	JPMorgan	140,000 GBP	$218,958	$(5,044)
7/10/2015	JPMorgan	140,000 GBP	$218,958	$(5,044)
7/10/2015	JPMorgan	265,000 NZD	$198,098	$(10,798)
7/10/2015	JPMorgan	200,000 NZD	$151,258	$(9,899)
7/10/2015	JPMorgan	200,000 NZD	$151,258	$(9,899)
7/10/2015	JPMorgan	200,000 NZD	$147,260	$(5,901)
7/10/2015	JPMorgan	135,000 NZD	$100,518	$(5,101)
7/10/2015	JPMorgan	101,370 NZD	$74,303	$(2,656)
7/10/2015	JPMorgan	49,315 NZD	$36,541	$(1,685)
7/10/2015	JPMorgan	49,315 NZD	$36,541	$(1,685)
7/10/2015	JPMorgan	$310,000	371,402 CAD	$11,546
7/10/2015	JPMorgan	$185,000	221,542 CAD	$6,972
7/10/2015	JPMorgan	$310,000	37,537,277 JPY	$7,395
7/10/2015	JPMorgan	$310,000	37,232,240 JPY	$9,854
7/10/2015	JPMorgan	$310,000	2,353,057 NOK	$7,547
7/10/2015	JPMorgan	$206,000	763,930 PLN	$2,131
7/10/2015	State Street	200,000 NZD	$146,986	$(5,627)
7/10/2015	State Street	150,685 NZD	$110,649	$(4,147)
7/10/2015	State Street	49,315 NZD	$36,213	$(1,357)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
6/29/2015	JPMorgan	230,000 EUR	323,826 AUD	$(5,506)
6/29/2015	JPMorgan	400,000 EUR	$423,169	$(16,318)
7/10/2015	Bank of America	275,000 EUR	36,876,125 JPY	$(4,922)
7/10/2015	Barclays	280,000 EUR	$308,434	$742
7/10/2015	Barclays	230,000 EUR	$258,414	$5,667
7/10/2015	Barclays	100,000 GBP	$148,936	$(3,860)
7/10/2015	Barclays	$100,000	759,966 NOK	$(2,317)
7/10/2015	Barclays	$100,000	757,141 NOK	$(2,680)
7/10/2015	BNY Mellon	$275,000	367,936 SGD	$(2,318)
7/10/2015	JPMorgan	300,000 AUD	289,681 CAD	$3,922
7/10/2015	JPMorgan	270,000 CAD	26,763,429 JPY	$(1,216)
7/10/2015	JPMorgan	340,000 EUR	45,873,429 JPY	$(3,820)
7/10/2015	JPMorgan	320,000 EUR	43,475,408 JPY	$(1,173)
7/10/2015	JPMorgan	280,000 EUR	36,796,760 JPY	$(11,056)
7/10/2015	JPMorgan	185,000 EUR	1,738,188 SEK	$722
7/10/2015	JPMorgan	600,000 EUR	$686,923	$27,583
7/10/2015	JPMorgan	250,000 GBP	47,431,033 JPY	$375
7/10/2015	JPMorgan	200,000 GBP	37,402,282 JPY	$(4,074)
7/10/2015	JPMorgan	70,000 GBP	12,776,766 JPY	$(3,957)
7/10/2015	JPMorgan	200,000 GBP	$308,881	$3,291
7/10/2015	JPMorgan	140,000 GBP	$209,335	$(4,579)
7/10/2015	JPMorgan	140,000 GBP	$218,247	$4,334
7/10/2015	JPMorgan	400,000 NZD	$306,704	$23,987
7/10/2015	JPMorgan	200,000 NZD	$152,139	$10,780
7/10/2015	JPMorgan	200,000 NZD	$150,652	$9,294
7/10/2015	JPMorgan	200,000 NZD	$148,921	$7,562
7/10/2015	JPMorgan	200,000 NZD	$149,518	$8,159
7/10/2015	JPMorgan	$232,500	280,521 CAD	$(7,077)
7/10/2015	JPMorgan	$185,000	221,641 CAD	$(6,892)
7/10/2015	JPMorgan	$77,500	93,933 CAD	$(2,017)
7/10/2015	JPMorgan	$310,000	37,477,710 JPY	$(7,875)
7/10/2015	JPMorgan	$155,000	18,751,407 JPY	$(3,836)
7/10/2015	JPMorgan	$155,000	18,721,802 JPY	$(4,075)
7/10/2015	JPMorgan	$310,000	2,347,525 NOK	$(8,258)
7/10/2015	JPMorgan	$206,000	758,451 PLN	$(3,593)
7/10/2015	State Street	700,000 EUR	94,742,900 JPY	$(5,464)
7/10/2015	State Street	250,000 GBP	47,031,250 JPY	$(2,848)
7/10/2015	State Street	200,000 NZD	$150,196	$8,837
7/10/2015	State Street	200,000 NZD	$146,910	$5,551
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(23,365)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $354,388, which represented 3.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $354,388, which represented 3.3% of total net assets.
3	Affiliated holding.
4	The cost of investments for federal tax purposes amounts to $10,895,696.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$4,829,997		$$4,829,997
Investment Company[1]	—	5,292,775[2]	—	5,292,775
TOTAL SECURITIES	$—	$10,122,772	$—	$10,122,772
OTHER FINANCIAL INSTRUMENTS[3]	$—	$(23,365)	$—	$(23,365)
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available.
2	Includes $5,242,416 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.00	$14.96	$16.51	$15.67	$15.00	$14.56
Income From Investment Operations:
Net investment income[1]	0.25	0.65	0.59	0.63	0.67	0.86
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.56)	(0.03)	(1.37)	1.14	0.57	0.26
TOTAL FROM INVESTMENT OPERATIONS	(0.31)	0.62	(0.78)	1.77	1.24	1.12
Less Distributions:
Distributions from net investment income	(0.54)	(0.58)	(0.62)	(0.85)	(0.48)	(0.48)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	—	(0.15)	(0.08)	(0.09)	(0.20)
TOTAL DISTRIBUTIONS	(0.59)	(0.58)	(0.77)	(0.93)	(0.57)	(0.68)
Net Asset Value, End of Period	$14.10	$15.00	$14.96	$16.51	$15.67	$15.00
Total Return[2]	(2.02)%	4.31%	(5.00)%	11.95%	8.56%	8.11%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.57%[4]	4.32%	3.93%	4.04%	4.38%	5.97%
Expense waiver/reimbursement[5]	1.96%[4]	2.24%	3.21%	6.55%	8.23%	10.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,610	$13,500	$6,936	$6,570	$4,314	$4,501
Portfolio turnover	40%	46%	19%	20%	37%	24%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investments in securities, at value including $5,292,775 of investment in affiliated holdings (Note 5) (identified cost $10,832,908)		$10,122,772
Cash		525,026
Cash denominated in foreign currencies (identified cost $2,289)		2,345
Unrealized appreciation on foreign exchange contracts		206,586
Income receivable		28,374
TOTAL ASSETS		10,885,103
Liabilities:
Unrealized depreciation on foreign exchange contracts	$229,951
Payable for portfolio accounting fees	29,988
Payable for audit fees	13,588
Payable to adviser (Note 5)	660
Accrued expenses (Note 5)	1,235
TOTAL LIABILITIES		275,422
Net assets for 752,537 shares outstanding		$10,609,681
Net Assets Consists of:
Paid-in capital		$11,430,904
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(734,040)
Accumulated net realized loss on investments and foreign currency transactions		(237,028)
Undistributed net investment income		149,845
TOTAL NET ASSETS		$10,609,681
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,609,681 ÷ 752,537 shares outstanding, no par value, unlimited shares authorized		$14.10
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest		$30,333
Investment income allocated from affiliated partnership (Note 5)		166,522
TOTAL INCOME		196,855
Expenses:
Administrative fee (Note 5)	$4,286
Custodian fees	3,208
Transfer agent fees	1,597
Directors'/Trustees' fees (Note 5)	914
Auditing fees	13,588
Legal fees	4,009
Portfolio accounting fees	59,294
Share registration costs	10,263
Printing and postage	6,360
Miscellaneous (Note 5)	2,786
EXPENSES BEFORE ALLOCATION	106,305
Expenses allocated from affiliated partnership (Note 2)	1,938
TOTAL EXPENSES	108,243
Reimbursement of other operating expenses (Note 5)	(107,093)
Net expenses	1,150
Net investment income		195,705
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		58,030
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership		(198,929)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(353,611)
Net realized and unrealized loss on investments and foreign currency transactions		(494,510)
Change in net assets resulting from operations		$(298,805)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$195,705	$422,374
Net realized gain (loss) on investments, including allocations from affiliated partnership, futures contracts, written options and foreign currency transactions	(140,899)	136,713
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(353,611)	(254,238)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(298,805)	304,849
Distributions to Shareholders:
Distributions from net investment income	(488,334)	(273,624)
Distributions from net realized gain on investments	(48,445)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(536,779)	(273,624)
Share Transactions:
Proceeds from sale of shares	1,307,707	9,440,211
Net asset value of shares issued to shareholders in payment of distributions declared	4,459	1,772
Cost of shares redeemed	(3,366,633)	(2,909,223)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,054,467)	6,532,760
Change in net assets	(2,890,051)	6,563,985
Net Assets:
Beginning of period	13,499,732	6,935,747
End of period (including undistributed net investment income of $149,845 and $442,474, respectively)	$10,609,681	$13,499,732
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve a total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $228,650 and $240,161, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
At May 31, 2015, the Fund had no outstanding futures contracts.
Option Contracts
The Fund buys or sells put and call options to increase return and manage market risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/ purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding option contracts.
The average notional value of purchased options held by the Fund throughout the period was $372. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$206,586	Unrealized depreciation on foreign exchange contracts	$229,951
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$(10,890)	$158,670	$147,780

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(70,917)
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2015, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign Exchange Contracts	$206,586	$(204,230)	$—	$2,356
TOTAL	$206,586	$(204,230)	$—	$2,356

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount (not less than $0)
Foreign Exchange Contracts	$229,951	$(204,230)	$—	$25,721
TOTAL	$229,951	$(204,230)	$—	$25,721
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2015	Year Ended 11/30/2014
Shares sold	92,381	628,767
Shares issued to shareholders in payment of distributions declared	317	123
Shares redeemed	(240,077)	(192,508)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(147,379)	436,382
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $10,895,696. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investment in securities; and (b) foreign currency commitments was $772,924. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,039 and net unrealized depreciation from investments for those securities having an excess of cost over value of $780,963.
At November 30, 2014, for federal tax purposes, the Fund had $6,208 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses and expenses allocated from affiliated partnerships, incurred by the Fund. For the six months ended May 31, 2015, the Adviser reimbursed $107,093 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2015, were as follows:
Emerging Markets Fixed Income Core Fund
Balance of Shares Held 11/30/2014	256,622
Purchases/Additions	—
Sales/Reductions	(108,560)
Balance of Shares Held 5/31/2015	148,062
Value	$5,292,775
Allocated Investment Income	$166,522
Additionally, as reflected in Note 2 under Investment Income, Gains and Losses, Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily in a portfolio of emerging market fixed-income securities. Federated Investors, Inc. receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$4,257,254
Sales	$6,341,450
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$979.80	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.83	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). Federated Investment Management Company, the Adviser, has contractually agreed to reimburse all operating expenses excluding extraordinary expenses and expenses allocated from affiliated partnerships, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated International Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund
Semi-Annual Shareholder Report

shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Ticker	FMVPX

Federated Managed Volatility Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Domestic Equity Securities	41.8%
Domestic Fixed-Income Securities	21.3%
International Fixed-Income Securities	17.5%
Foreign Governments/Agencies	6.7%
International Equity Securities	1.0%
Derivative Contracts[2]	1.0%
Other Security Type[3,4]	0.0%
Cash Equivalents[5]	8.6%
Other Assets and Liabilities—Net[6]	2.1%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Other Security Type consists of purchased call swaptions.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
At May 31, 2015, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Utilities	24.3%
Health Care	19.4%
Industrials	13.2%
Materials	11.2%
Energy	7.6%
Consumer Discretionary	7.5%
Financials	7.1%
Consumer Staples	5.5%
Information Technology	4.2%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Semi-Annual Shareholder Report
1

Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCK—0.4%
		Materials—0.4%
70		Ashland, Inc. (IDENTIFIED COST $8,118)	$8,918
		CORPORATE BOND—0.7%
		Communications Equipment—0.7%
28,582		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031 (IDENTIFIED COST $15,289)	15,285
		PREFERRED STOCKS—42.5%
		Consumer Discretionary—3.2%
1,076	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 8/20/2015	38,779
1,818	[2,3]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	30,270
		TOTAL	69,049
		Consumer Staples—2.4%
329		Post Holdings, Inc., Conv. Pfd., 5.25%, 6/1/2017, Annual Dividend $5.25	29,610
399	[1]	Tyson Foods, Inc., Conv. Pfd., 4.75%, 7/15/2017, Annual Dividend $2.38	20,736
		TOTAL	50,346
		Energy—3.3%
453	[1]	SLB, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	40,679
1,213	[2,3]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.25%, 11/24/2015	28,894
		TOTAL	69,573
		Financials—3.1%
196	[1]	American Tower Corp., Conv. Pfd., 5.50%, 2/15/2018, Annual Dividend $4.46	19,816
6		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	6,873
151		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/1/2051, Annual Dividend $3.00	7,608
26		Wells Fargo Co, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	31,429
		TOTAL	65,726
		Health Care—8.3%
120		ALXN, Issued by Credit Suisse AG, ELN, 11.00%, 11/24/2015	19,670
39	[1]	Actavis PLC, Conv. Pfd., 5.50%, 03/01/2018, Annual Dividend $54.39	41,339
804		Anthem, Inc., Conv. Pfd., 5.25%, 5/1/2018, Annual Dividend $2.30	43,770
53	[1]	BIIB, Issued by Credit Suisse AG, ELN, 10.00%, 12/2/2015	21,044
279	[1,2,3]	CELG, Issued by Royal Bank of Canada, ELN, 10.00%, 6/24/2015	32,163
181	[2,3]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.00%, 11/30/2015	20,241
		TOTAL	178,227
		Industrials—5.6%
499	[1,2,3]	DAL, Issued By Royal Bank of Canada, ELN, 10.00%, 12/3/2015	20,848
347		Stanley Black & Decker I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	40,595
975		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	59,397
		TOTAL	120,840
		Information Technology—1.8%
469	[1]	LRCX, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	38,425
		Materials—4.4%
809		Alcoa, Inc., Conv. Pfd., Series 1, 5.375%, 10/1/2017, Annual Dividend $2.69	35,466
1,223		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	21,207
1,525	[2,3]	X, Issued by JPMorgan Chase & Co., ELN, 13.50%, 1/20/2016	37,073
		TOTAL	93,746
		Utilities—10.4%
623		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	31,636
926		Dominion Resources, Inc., Series A, Conv. Pfd., 6.375%, 7/1/2017, Annual Dividend $3.19	46,652
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Utilities—continued
532		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/01/2017, Annual Dividend $5.38	$59,573
813		Exelon Corp., Conv. Pfd., 6.50%, 06/01/2017, Annual Dividend $3.25	39,276
108		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017, Annual Dividend $3.38	5,952
723	[1]	Nextera Energy, Inc., Conv. Pfd., 5.799%, 9/1/2016, Annual Dividend $2.90	40,481
		TOTAL	223,570
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $906,368)	909,502
		INVESTMENT COMPANIES—53.9%[4]
13,981		Emerging Markets Fixed Income Core Fund	499,765
156,682	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	156,682
77,991		High Yield Bond Portfolio	502,267
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,125,305)	1,158,714
		TOTAL INVESTMENTS—97.5% (IDENTIFIED COST $2,055,080)[6]	2,092,419
		OTHER ASSETS AND LIABILITIES - NET—2.5%[7]	51,821
		TOTAL NET ASSETS—100%	$2,144,240
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Long Futures	28	$2,948,400	June 2015	$26,419
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/23/2015	JPMorgan Chase	60,380 CAD	$47,393	$(596)
6/24/2015	Morgan Stanley	37,145 EUR	$40,309	$(498)
6/24/2015	Morgan Stanley	38,660 EUR	$41,712	$(761)
6/24/2015	Bank of America, N.A.	85,500 GBP	$127,719	$(2,938)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(4,793)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $208,268, which represented 9.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $208,268, which represented 9.7% of total net assets.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,055,087.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Semi-Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$8,918	$—	$—	$8,918
Preferred Stocks
Domestic	545,332	342,963	—	888,295
International	21,207	—	—	21,207
Debt Securities:
Corporate Bond	—	15,285	—	15,285
Investment Companies[1]	156,682	1,002,032	—	1,158,714
TOTAL SECURITIES	$1,075,102	$1,017,317	$—	$2,092,419
OTHER FINANCIAL INSTRUMENTS[2]	$26,419	$(4,793)	$—	$21,626
1	Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
ELN	—Equity-Linked Notes
EUR	—Euro
GBP	—British Pound
PERCS	—Preferred Equity Redemption Cumulative Stock
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2015[1]

Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.24
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.74
Less Distributions:
Distributions from net investment income	(0.23)
Net Asset Value, End of Period	$10.51
Total Return[2]	7.46%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]
Net investment income	5.11%[4]
Expense waiver/reimbursement[5]	14.94%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,144
Portfolio turnover	22%
1	Reflects operations for the period from December 16, 2014 (date of initial investment) to May 31, 2015.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Co-Advisers have contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $1,158,714 of investment in affiliated holdings (Note 5) (identified cost $2,055,080)		$2,092,419
Restricted cash (Note 2)		128,800
Income receivable		2,895
Receivable for investments sold		91,107
TOTAL ASSETS		2,315,221
Liabilities:
Payable for investments purchased	$42,503
Payable for shares redeemed	35,491
Unrealized depreciation on foreign exchange contracts	4,793
Bank overdraft	1,484
Payable for daily variation margin	21,980
Payable to adviser (Note 5)	1,988
Payable for administrative fee	10,762
Payable for custodian fees	8,012
Payable for auditing fees	14,503
Payable for portfolio accounting fees	26,788
Accrued expenses (Note 5)	2,677
TOTAL LIABILITIES		170,981
Net assets for 203,996 shares outstanding		$2,144,240
Net Assets Consist of:
Paid-in capital		$2,042,228
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		58,965
Accumulated net realized gain on investments and futures contracts		41,660
Undistributed net investment income		1,387
TOTAL NET ASSETS		$2,144,240
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net asset value per share ($2,144,240 ÷ 203,996 shares outstanding), no par value, unlimited shares authorized		$10.51
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Period Ended May 31, 20151 (unaudited)
Investment Income:
Dividends (including $14,801 received from an affiliated holding (Note 5))		$35,979
Investment income allocated from affiliated partnership (Note 5)		12,920
Interest		94
TOTAL INCOME		48,993
Expenses:
Administrative fee (Note 5)	$57,954
Custodian fees	9,369
Transfer agent fee	3,459
Auditing fees	14,503
Legal fees	4,535
Portfolio accounting fees	27,474
Share registration costs	18,650
Printing and postage	4,438
Miscellaneous (Note 5)	3,702
EXPENSES BEFORE ALLOCATION	144,084
Expenses allocated from affiliated partnership (Note 2)	154
TOTAL EXPENSES	144,238
Reimbursement of other operating expenses (Note 5)	(144,238)
Net expenses	—
Net investment income		48,993
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments		11,827
Net realized gain on futures contracts		30,381
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		(548)
Net change in unrealized appreciation of futures contracts		26,419
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		32,546
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		100,625
Change in net assets resulting from operations		$149,618
1	Reflects operations for the period from December 16, 2015 (date of initial investment) to May 31, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
Period Ended (unaudited) 5/31/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,993
Net realized gain on investments, futures contracts and foreign currrency transactions	41,660
Net change in unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	58,965
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	149,618
Distributions to Shareholders:
Distributions from net investment income	(47,606)
Share Transactions:
Proceeds from sale of shares	2,153,765
Cost of shares redeemed	(111,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,042,228
Change in net assets	2,144,240
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $1,387)	$2,144,240
1	Reflects operations for the period from December 16, 2014 to May 31, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) are each registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Managed Volatility Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is total return while seeking to provide volatility management.
The Fund commenced operations on December 16, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
9

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE) a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
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Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax year 2015 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,647,613 and $17,103, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 16, 2014) through the period ended May 31, 2015.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,487 and $267, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 16, 2014) through the period ended May 31, 2015
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$(26,419)*
Foreign exchange contracts	Payable for foreign exchange contracts	$4,793
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(21,626)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Period Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$30,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(4,793)	$(4,793)
Equity contracts	$26,419	$—	$26,419
TOTAL	$26,419	$(4,793)	$21,626
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 5/31/2015[1]
Shares sold	214,636
Shares redeemed	(10,640)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(203,996)
1	Reflects operations for the period from December 16, 2014 (date of initial investment) to May 31, 2015.
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4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $2,055,087. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from a) outstanding foreign currency commitments and b) futures contracts was $37,332. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $67,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,768.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Co-Advisers provide investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Co-Advisers have contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the period ended May 31, 2015, the Co-Advisers reimbursed $144,238 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodity Futures Trading Commission Rule 4.5. For the period ended May 31, 2015, the annualized fee paid to FAS was 5.967% of average daily net assets of the Fund. For the period ended May 31, 2015, the Fund's Co-Advisers reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. Transactions involving the affiliated holdings during the period ended May 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 12/16/2014	—	—	—	—
Purchases/Additions	13,981	2,906,832	77,991	2,998,804
Sales/Reductions	—	(2,750,150)	—	(2,750,150)
Balance of Shares Held 5/31/2015	13,981	156,682	77,991	248,654
Value	$499,765	$156,682	$502,267	$1,158,714
Dividend Income/Allocated Investment Income	$12,920	$69	$14,732	$27,721
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(548)	$—	$—	$(548)
Affiliated Shares of Beneficial Interest
As of May 31, 2015, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Co-Advisers.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2015, were as follows:
Purchases	$2,283,993
Sales	$412,382
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the period ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the period ended May 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,074.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1	“Actual” expense information for the Fund for the period from December 16, 2014 (date of initial investment) to May 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by 167/365 (to reflect the date of initial investment to May 31, 2015). “Hypothetical” expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

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Evaluation and Approval of Advisory Contract–May 2015
federated managed volatility strategy portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract, under which three Federated entities will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term.
Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Co-Advisers will not charge the Fund an investment advisory fee for their services under the contract, although they or their affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Co-Advisers do not charge an investment advisory fee for their services; however, the Board did consider compensation and benefits received by the Co-Advisers, including fees received for services provided to the Fund by other entities in the Federated organization and research services by the Co-Advisers from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Co-Advisers for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel.
Since the inception of the Fund and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract initially occurred. At this May meeting, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for
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performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent that specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Because the Co-Advisers do not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Co-Advisers and their affiliates as a result of the Co-Advisers' relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the other Federated funds. The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Co-Advisers do not charge an investment advisory fee for their services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Co-Advisers and their affiliates were satisfactory. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
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Federated Managed Volatility Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P506
Q452336 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015